Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Operating activities
Profit before income tax	RM 26,240,099	$ 5,562,643	RM 20,680,347	$ 4,430,332
Adjustments for:
Impairment allowance of trade receivables	368,459	78,110
Reversal on impairment allowance of trade receivable	(64,384)	(13,649)
Bad debt written-off	889	189
Unrealised foreign exchange loss/(gain)	(95,198)	(20,182)	805,197	172,498
Depreciation of property and equipment	178,319	37,802	115,727	24,792
Depreciation of ROU	332,249	70,433	158,698	33,998
Share based payment – Director fees	5,969,038	1,265,377
Gain on disposal of investment			(780,319)	(167,167)
Interest expense	28,786	6,102	15,875	3,401
Interest income	(3,771)	(799)	(942)	(202)
Operating cash flow before movement in working capital	32,954,486	6,986,026	20,994,583	4,497,652
Trade and other receivables	(27,164,496)	(5,758,606)	(40,216,809)	(8,615,611)
Loan receivables	(26,570,247)	(5,632,631)
Trade and other payables	1,642,931	348,285	2,551,187	546,538
Cash used in operations	(19,137,326)	(4,056,926)	(16,671,039)	(3,571,421)
Interest received
Income tax paid	(371,443)	(78,742)	(509,142)	(109,073)
Net cash used in operating activities	(19,508,769)	(4,135,668)	(17,180,181)	(3,680,494)
Investing activities
Purchase of property and equipment	(746,681)	(158,289)	(645,919)	(138,375)
Purchase of intangible assets	(3,137,840)	(665,191)
Interest received	3,771	799	942	202
Acquisition of financial assets measured at fair value through other comprehensive income	(26,888,040)	(5,700,000)
Proceeds from disposal of financial assets measured at fair value through other comprehensive income	9,011,505	1,910,350	13,600,066	2,913,530
Net cash used in investing activities	(21,757,285)	(4,612,331)	12,955,089	2,775,357
Financing activities
Proceeds from issuance of share capital	30,527,043	6,471,433
Proceeds from initial public offering, net of issuance costs			17,457,899	3,739,990
Proceeds from following public offering, net of issuance costs	10,915,837	2,314,050
Interest paid	(28,786)	(6,102)	(15,875)	(3,401)
Repayment of other borrowings	(77,519)	(16,433)	(101,132)	(21,665)
Advance to related parties	(1,300,359)	(275,663)	(1,568,941)	(336,113)
Repayment of operating lease	(318,225)	(67,461)	(159,371)	(34,142)
Contribution from non-controlling interest	618,924	131,206
Net cash generated from financing activities	40,336,915	8,551,030	15,612,580	3,344,669
Net decrease in cash and cash equivalents	(929,139)	(196,969)	11,387,488	2,439,532
Effect of foreign exchange	2,164,575	431,472	(54,622)	(11,702)
Cash and bank balances at beginning of the period	4,637,279	1,010,455	3,995,995	856,058
Cash and bank balances at end of the period	RM 5,872,715	$ 1,244,958	RM 15,328,861	$ 3,283,888